Quarterly Holdings Report
for
Fidelity® Worldwide Fund
January 31, 2025
WLD-NPRT1-0425
1.813085.120
Common Stocks - 98.4%
	Shares	Value ($)
AUSTRALIA - 1.5%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
CAR Group Ltd	709,556	17,681,718
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Lovisa Holdings Ltd	439,390	7,837,810
Financials - 0.4%
Insurance - 0.4%
nib holdings Ltd/Australia	476,703	1,696,655
Suncorp Group Ltd	804,190	10,310,549
		12,007,204
Materials - 0.2%
Metals & Mining - 0.2%
Deterra Royalties Ltd	2,088,759	5,223,496
Real Estate - 0.2%
Specialized REITs - 0.2%
National Storage REIT unit	4,853,097	6,707,684
TOTAL AUSTRALIA		49,457,912
AUSTRIA - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Wienerberger AG	277,300	8,129,583
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	14,000	299,040
BELGIUM - 1.6%
Financials - 0.3%
Banks - 0.3%
KBC Group NV	150,900	11,637,456
Health Care - 1.2%
Pharmaceuticals - 1.2%
UCB SA	185,000	36,119,156
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Azelis Group NV	232,768	4,795,664
TOTAL BELGIUM		52,552,276
CANADA - 4.1%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
PrairieSky Royalty Ltd	3,144,700	58,551,335
Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 1.7%
Celestica Inc (United States) (a)	456,000	56,302,320
IT Services - 0.1%
Shopify Inc Class A (United States) (a)	21,000	2,452,800
Software - 0.4%
Constellation Software Inc/Canada	2,100	6,867,818
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	3,700	0
Lumine Group Inc Subordinate Voting Shares (a)(b)	185,450	4,919,047
		11,786,865
Materials - 0.2%
Metals & Mining - 0.2%
Franco-Nevada Corp	55,500	7,544,730
TOTAL CANADA		136,638,050
CHINA - 1.1%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Tencent Holdings Ltd	235,400	12,385,622
Consumer Discretionary - 0.4%
Automobiles - 0.2%
BYD Co Ltd H Shares	168,500	5,921,153
Broadline Retail - 0.0%
PDD Holdings Inc Class A ADR (a)	19,000	2,126,290
Hotels, Restaurants & Leisure - 0.2%
Trip.com Group Ltd ADR (a)	77,700	5,452,209
TOTAL CONSUMER DISCRETIONARY		13,499,652

Consumer Staples - 0.1%
Beverages - 0.1%
Kweichow Moutai Co Ltd A Shares (China)	27,700	5,513,437
Industrials - 0.2%
Air Freight & Logistics - 0.2%
ZTO Express Cayman Inc Class A ADR	331,500	6,185,790
TOTAL CHINA		37,584,501
DENMARK - 0.9%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	228,000	19,248,825
Industrials - 0.3%
Air Freight & Logistics - 0.3%
DSV A/S	61,646	12,280,762
TOTAL DENMARK		31,529,587
FINLAND - 0.2%
Materials - 0.2%
Paper & Forest Products - 0.2%
UPM-Kymmene Oyj	241,300	7,115,910
FRANCE - 1.3%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	7,200	5,266,113
Consumer Staples - 0.5%
Food Products - 0.5%
Danone SA	228,900	16,033,292
Industrials - 0.4%
Aerospace & Defense - 0.4%
Thales SA	78,500	12,712,144
Information Technology - 0.3%
IT Services - 0.3%
Capgemini SE	49,000	8,904,104
TOTAL FRANCE		42,915,653
GERMANY - 1.2%
Industrials - 0.5%
Air Freight & Logistics - 0.4%
Deutsche Post AG	365,511	13,159,424
Machinery - 0.1%
Stabilus SE	144,286	4,782,349
TOTAL INDUSTRIALS		17,941,773

Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	310,800	10,218,641
Software - 0.4%
SAP SE	38,800	10,692,281
TOTAL INFORMATION TECHNOLOGY		20,910,922

TOTAL GERMANY		38,852,695
HONG KONG - 0.6%
Financials - 0.6%
Insurance - 0.6%
Prudential PLC	2,394,386	19,925,939
HUNGARY - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	169,787	4,394,253
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (a)(c)(d)	792	391,129
INDONESIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Bank Central Asia Tbk PT	37,470,600	21,646,013
Bank Syariah Indonesia Tbk PT (a)	25,640,800	4,587,528

TOTAL INDONESIA		26,233,541
IRELAND - 1.0%
Financials - 0.5%
Banks - 0.5%
AIB Group PLC	2,942,400	17,383,679
Financial Services - 0.0%
Circle Internet Financial LLC (c)	23,730	648,303
Industrials - 0.2%
Building Products - 0.2%
Kingspan Group PLC	112,700	7,868,378
Information Technology - 0.3%
IT Services - 0.3%
Accenture PLC Class A	22,000	8,468,900
TOTAL IRELAND		34,369,260
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (a)	170,000	3,014,100
Information Technology - 0.0%
Software - 0.0%
Cellebrite DI Ltd (a)	5,000	120,200
TOTAL ISRAEL		3,134,300
ITALY - 1.7%
Consumer Discretionary - 0.5%
Automobile Components - 0.2%
Pirelli & C SpA (b)(e)	863,600	5,217,714
Textiles, Apparel & Luxury Goods - 0.3%
Prada Spa	1,285,000	10,331,915
TOTAL CONSUMER DISCRETIONARY		15,549,629

Financials - 0.4%
Financial Services - 0.4%
BFF Bank SpA (b)(e)	1,422,374	12,232,482
Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	147,500	8,989,719
Industrials - 0.6%
Electrical Equipment - 0.1%
Prysmian SpA	74,900	5,232,403
Machinery - 0.2%
Interpump Group SpA	160,100	7,593,531
Passenger Airlines - 0.3%
Ryanair Holdings PLC ADR	183,250	8,555,943
TOTAL INDUSTRIALS		21,381,877

TOTAL ITALY		58,153,707
JAPAN - 3.2%
Communication Services - 0.8%
Entertainment - 0.8%
Capcom Co Ltd	462,100	10,550,754
Nintendo Co Ltd	215,300	14,124,691
		24,675,445
Consumer Discretionary - 0.4%
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	227,500	6,333,907
Specialty Retail - 0.2%
USS Co Ltd	886,600	7,949,515
TOTAL CONSUMER DISCRETIONARY		14,283,422

Industrials - 0.6%
Machinery - 0.1%
DMG Mori Co Ltd	258,600	4,171,202
Professional Services - 0.2%
BayCurrent Inc	153,700	6,554,066
Trading Companies & Distributors - 0.3%
ITOCHU Corp	217,100	9,996,169
TOTAL INDUSTRIALS		20,721,437

Information Technology - 0.5%
IT Services - 0.1%
NSD Co Ltd	121,665	2,568,827
Semiconductors & Semiconductor Equipment - 0.4%
Renesas Electronics Corp	962,931	12,897,961
TOTAL INFORMATION TECHNOLOGY		15,466,788

Materials - 0.6%
Chemicals - 0.6%
NOF Corp	632,885	8,420,157
Shin-Etsu Chemical Co Ltd	411,015	12,742,383
		21,162,540
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Katitas Co Ltd	695,700	9,726,482
TOTAL JAPAN		106,036,114
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Novem Group SA (a)	232,076	1,256,744
NETHERLANDS - 1.2%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (a)	25,823	16,917,422
Industrials - 0.5%
Professional Services - 0.3%
Wolters Kluwer NV	52,100	9,499,031
Trading Companies & Distributors - 0.2%
IMCD NV	43,951	6,903,048
TOTAL INDUSTRIALS		16,402,079

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
BE Semiconductor Industries NV	46,600	6,028,352
TOTAL NETHERLANDS		39,347,853
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TGS ASA	1,137,149	11,493,356
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Sea Ltd Class A ADR (a)	22,000	2,679,380
SPAIN - 1.5%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Neinor Homes SA (b)(e)	553,500	9,681,027
Financials - 0.9%
Banks - 0.9%
Bankinter SA	1,402,400	11,976,323
CaixaBank SA	2,703,800	16,367,067
		28,343,390
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aedas Homes SL (b)(e)	377,700	11,696,006
TOTAL SPAIN		49,720,423
SWEDEN - 2.9%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Hemnet Group AB	845,830	28,179,585
Consumer Discretionary - 0.7%
Automobile Components - 0.4%
Autoliv Inc depository receipt	145,077	14,138,982
Household Durables - 0.2%
JM AB	452,900	6,731,536
Specialty Retail - 0.1%
Haypp Group AB (a)	607,852	3,640,160
TOTAL CONSUMER DISCRETIONARY		24,510,678

Financials - 0.6%
Banks - 0.6%
Swedbank AB A1 Shares	854,750	18,617,050
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
AddLife AB B Shares	1,134,424	15,500,391
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Dustin Group AB (a)(b)(e)	8,145,810	2,825,519
Software - 0.0%
Kry International Ab (a)(c)(d)	22,735	472,649
TOTAL INFORMATION TECHNOLOGY		3,298,168

Materials - 0.2%
Chemicals - 0.2%
Hexpol AB B Shares	850,359	7,968,425
TOTAL SWEDEN		98,074,297
TAIWAN - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.4%
E Ink Holdings Inc	1,806,000	15,054,124
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd	202,000	6,694,829
TOTAL TAIWAN		21,748,953
UNITED KINGDOM - 4.2%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Baltic Classifieds Group PLC	3,304,800	14,075,330
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.4%
Flutter Entertainment PLC (United Kingdom) (a)	45,800	12,385,336
Leisure Products - 0.4%
Games Workshop Group PLC	82,818	14,951,088
TOTAL CONSUMER DISCRETIONARY		27,336,424

Consumer Staples - 0.3%
Beverages - 0.3%
Diageo PLC	391,173	11,653,218
Financials - 1.8%
Capital Markets - 0.4%
London Stock Exchange Group PLC	96,228	14,319,500
Financial Services - 0.1%
Revolut Group Holdings Ltd (c)(d)(f)	3,937	4,224,536
Insurance - 1.3%
Beazley PLC	824,700	8,568,931
Hiscox Ltd	1,449,247	19,640,351
Sabre Insurance Group PLC (b)(e)	6,755,301	11,089,689
		39,298,971
TOTAL FINANCIALS		57,843,007

Industrials - 0.6%
Professional Services - 0.4%
RELX PLC	214,800	10,666,213
RELX PLC ADR	33,000	1,646,370
		12,312,583
Trading Companies & Distributors - 0.2%
RS GROUP PLC	1,071,095	8,638,970
TOTAL INDUSTRIALS		20,951,553

Information Technology - 0.2%
IT Services - 0.2%
Softcat PLC	325,792	6,479,350
Real Estate - 0.1%
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	364,800	4,319,612
TOTAL UNITED KINGDOM		142,658,494
UNITED STATES - 68.0%
Communication Services - 10.8%
Entertainment - 0.7%
Netflix Inc (a)	20,000	19,535,200
ROBLOX Corp Class A (a)	70,000	4,974,900
Roku Inc Class A (a)	5,800	480,008
		24,990,108
Interactive Media & Services - 9.9%
Alphabet Inc Class A	600,000	122,412,000
Cargurus Inc Class A (a)	16,000	627,200
Meta Platforms Inc Class A	282,000	194,348,760
Reddit Inc Class A	76,000	15,165,800
		332,553,760
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	25,910	6,036,253
TOTAL COMMUNICATION SERVICES		363,580,121

Consumer Discretionary - 12.1%
Automobile Components - 2.2%
Modine Manufacturing Co (a)	744,000	75,478,800
Automobiles - 1.5%
Rivian Automotive Inc Class A (a)	100	1,256
Tesla Inc (a)	123,100	49,806,260
		49,807,516
Broadline Retail - 5.1%
Amazon.com Inc (a)	701,000	166,613,680
Diversified Consumer Services - 0.2%
Service Corp International/US	106,000	8,280,720
Hotels, Restaurants & Leisure - 0.4%
DraftKings Inc Class A (a)	123,000	5,159,850
Royal Caribbean Cruises Ltd	33,000	8,797,800
		13,957,650
Household Durables - 0.0%
Garmin Ltd	7,000	1,510,950
Specialty Retail - 0.1%
Chewy Inc Class A (a)	48,000	1,871,040
Dick's Sporting Goods Inc	1,000	240,050
		2,111,090
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp (a)	461,530	81,856,961
Skechers USA Inc Class A (a)	10,500	791,070
Wolverine World Wide Inc	291,000	6,498,030
		89,146,061
TOTAL CONSUMER DISCRETIONARY		406,906,467

Consumer Staples - 2.0%
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp	500	489,940
Walmart Inc	472,000	46,331,520
		46,821,460
Tobacco - 0.6%
Philip Morris International Inc	150,000	19,530,000
TOTAL CONSUMER STAPLES		66,351,460

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cheniere Energy Inc	26,000	5,814,899
Financials - 12.4%
Banks - 1.4%
Citigroup Inc	99,000	8,061,570
M&T Bank Corp	65,000	13,080,600
Wells Fargo & Co	346,000	27,264,800
		48,406,970
Capital Markets - 7.0%
Bank of New York Mellon Corp/The	902,000	77,508,860
Blue Owl Capital Inc Class A	164,000	4,265,640
Coinbase Global Inc Class A (a)	80,000	23,306,400
KKR & Co Inc Class A	41,000	6,849,870
Morgan Stanley	106,000	14,673,580
Northern Trust Corp	156,400	17,562,156
Raymond James Financial Inc	174,000	29,315,520
Robinhood Markets Inc Class A (a)	1,169,000	60,729,550
State Street Corp	15,000	1,524,300
		235,735,876
Financial Services - 4.0%
Apollo Global Management Inc	102,000	17,439,960
Block Inc Class A (a)	375,000	34,057,500
Equitable Holdings Inc	120,000	6,530,400
Fiserv Inc (a)(g)	353,201	76,305,544
		134,333,404
TOTAL FINANCIALS		418,476,250

Health Care - 5.8%
Biotechnology - 0.3%
Alnylam Pharmaceuticals Inc (a)	32,000	8,681,920
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp (a)	576,000	58,959,360
Intuitive Surgical Inc (a)	18,000	10,293,840
Masimo Corp (a)	43,000	7,491,890
PROCEPT BioRobotics Corp (a)	20,385	1,477,913
		78,223,003
Pharmaceuticals - 3.2%
Eli Lilly & Co	134,000	108,684,720
TOTAL HEALTH CARE		195,589,643

Industrials - 5.3%
Aerospace & Defense - 0.4%
GE Aerospace	40,000	8,142,800
Howmet Aerospace Inc	30,000	3,797,400
Rocket Lab USA Inc Class A (a)	14,000	406,700
		12,346,900
Commercial Services & Supplies - 0.0%
Liquidity Services Inc (a)(g)	17,000	589,050
Electrical Equipment - 1.4%
Eaton Corp PLC	117,700	38,421,988
GE Vernova Inc	25,000	9,322,000
		47,743,988
Machinery - 0.6%
Dover Corp	22,000	4,480,960
PACCAR Inc	92,000	10,200,960
Parker-Hannifin Corp	6,000	4,242,300
		18,924,220
Passenger Airlines - 1.1%
Alaska Air Group Inc (a)	311,000	22,780,750
United Airlines Holdings Inc (a)	145,000	15,346,800
		38,127,550
Professional Services - 1.6%
TransUnion	521,000	51,709,250
Trading Companies & Distributors - 0.2%
United Rentals Inc	11,000	8,338,660
TOTAL INDUSTRIALS		177,779,618

Information Technology - 17.2%
Communications Equipment - 0.6%
Arista Networks Inc	180,000	20,741,400
Ciena Corp (a)	3,900	339,846
		21,081,246
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	79,000	5,591,620
Zebra Technologies Corp Class A (a)	10,000	3,919,400
		9,511,020
IT Services - 1.4%
Cloudflare Inc Class A (a)	5,000	692,000
IBM Corporation	48,000	12,273,600
Kyndryl Holdings Inc (a)	823,221	31,249,469
Okta Inc Class A (a)	24,000	2,261,280
		46,476,349
Semiconductors & Semiconductor Equipment - 7.4%
Broadcom Inc	276,000	61,070,520
Marvell Technology Inc	325,576	36,744,507
NVIDIA Corp	1,206,000	144,804,421
SiTime Corp (a)	29,000	5,921,800
		248,541,248
Software - 5.2%
AppLovin Corp Class A (a)	136,000	50,264,240
Crowdstrike Holdings Inc Class A (a)	9,000	3,582,630
Elastic NV (a)	4,000	450,320
Microsoft Corp	204,000	84,672,240
Oracle Corp	75,000	12,754,500
Pegasystems Inc	29,000	3,140,410
Rubrik Inc Class A (a)	258,000	18,903,660
Stripe Inc Class B (a)(c)(d)	10,000	297,000
		174,065,000
Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc	262,000	61,832,000
Pure Storage Inc Class A (a)	253,200	17,164,428
		78,996,428
TOTAL INFORMATION TECHNOLOGY		578,671,291

Materials - 0.2%
Containers & Packaging - 0.1%
International Paper Co	49,000	2,725,870
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	35,000	4,093,950
TOTAL MATERIALS		6,819,820

Real Estate - 2.0%
Industrial REITs - 1.2%
Prologis Inc	323,000	38,517,750
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (a)	185,000	26,776,900
Cushman & Wakefield PLC (a)	30,000	413,700
		27,190,600
TOTAL REAL ESTATE		65,708,350

TOTAL UNITED STATES		2,285,697,919
TOTAL COMMON STOCKS (Cost $2,353,608,225)		3,310,390,869

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(c)(d)	14,425	3,572,496
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(c)(d)	120,600	1,060,074
TOTAL CHINA		4,632,570
INDIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Pine Labs Pvt Ltd Series 1 (a)(c)(d)	1,892	934,364
Pine Labs Pvt Ltd Series A (a)(c)(d)	473	233,591
Pine Labs Pvt Ltd Series B (a)(c)(d)	514	253,839
Pine Labs Pvt Ltd Series B2 (a)(c)(d)	416	205,442
Pine Labs Pvt Ltd Series C (a)(c)(d)	774	382,240
Pine Labs Pvt Ltd Series C1 (a)(c)(d)	163	80,497
Pine Labs Pvt Ltd Series D (a)(c)(d)	174	85,930

TOTAL INDIA		2,175,903
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Stripe Inc Series H (a)(c)(d)	29,122	864,923
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,104,849)		7,673,396

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	40,413,496	40,421,579
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	169,333	169,350
TOTAL MONEY MARKET FUNDS (Cost $40,590,411)			40,590,929

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,400,303,485)	3,358,655,194
NET OTHER ASSETS (LIABILITIES) - 0.2%	6,076,102
NET ASSETS - 100.0%	3,364,731,296

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $57,661,484 or 1.7% of net assets.

(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,058,710 or 0.4% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,742,437 or 1.6% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	1,580,608

dMed Biopharmaceutical Co Ltd Series C	12/01/20	1,712,900

Kry International Ab	5/14/21 - 10/30/24	1,503,523

Pine Labs Pvt Ltd	6/30/21	295,305

Pine Labs Pvt Ltd Series 1	6/30/21	705,451

Pine Labs Pvt Ltd Series A	6/30/21	176,363

Pine Labs Pvt Ltd Series B	6/30/21	191,650

Pine Labs Pvt Ltd Series B2	6/30/21	155,110

Pine Labs Pvt Ltd Series C	6/30/21	288,594

Pine Labs Pvt Ltd Series C1	6/30/21	60,776

Pine Labs Pvt Ltd Series D	6/30/21	64,878

Revolut Group Holdings Ltd	12/27/24	4,286,205

Stripe Inc Class B	5/18/21	401,284

Stripe Inc Series H	3/15/21 - 5/25/23	1,168,520

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,621,157	334,810,077	306,009,655	288,184	-	-	40,421,579	40,413,496	0.1%
Fidelity Securities Lending Cash Central Fund	5,136,327	30,263,107	35,230,084	6,093	-	-	169,350	169,333	0.0%
Total	16,757,484	365,073,184	341,239,739	294,277	-	-	40,590,929	40,582,829

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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